Shareholder Report, Average Annual Return (Details) 197352_P-E Global Enhanced International Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	44 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	24.32%	15.67%
MSCI EAFE Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index Net (USD)
Average Annual Return, Percent	21.62%	17.96%